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                      SALOMON BROTHERS OPPORTUNITY FUND INC
                              7 World Trade Center
                            New York, New York 10048
                                  (800) SALOMON
                                 (800) 725-6666

              SUPPLEMENT DATED DECEMBER 1, 1997 TO PROSPECTUS DATED
                                DECEMBER 30, 1996

The following information supplements and should be read in conjunction with the caption "Investment Manager" under the heading of the current Prospectus for Salomon Brothers Opportunity Fund Inc (the "Fund") entitled "Management" and the caption "Repurchase through Selected Broker Dealers" under the heading of such Prospectus entitled "Purchase of Shares:"

     "On November 28, 1997, Salomon Inc ("Salomon"), the ultimate parent company of Salomon Brothers Asset Management Inc ("SBAM") and Salomon Brothers Inc ("Salomon Brothers"), the Fund's distributor, merged with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc. ("Travelers"), to form a new company called Salomon Smith Barney Holdings Inc. (the "Transaction"). Upon consummation of the Transaction, Travelers became the ultimate parent of SBAM and Salomon Brothers, which continue to serve as the investment adviser and distributor, respectively, to the Fund. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an "assignment," as defined in the Investment Company Act of 1940, as amended, of:
(i) the Management Contract with SBAM; (ii) the Distribution Agreement with Salomon Brothers, which, if so interpreted, would have resulted in the termination of such contract and agreement. Accordingly, the Board approved the new management contract and distribution agreement for the Fund identical in all material respects to the existing contract and agreement, which became effective on November 28, 1997. The new management agreement will be presented to stockholders for approval at Annual Meeting of Stockholders scheduled to held on January 14, 1998."




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                      SALOMON BROTHERS OPPORTUNITY FUND INC
                              7 World Trade Center
                            New York, New York 10048
                                  (800) SALOMON
                                 (800) 725-6666

                      SUPPLEMENT DATED DECEMBER 1, 1997 TO
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                DECEMBER 30, 1996

The following information supplements and should be read in conjunction with the captions entitled "Investment Manager" and "Distributor" contained under the heading "Management" of the current Statement of Additional Information for Salomon Brothers Opportunity Fund Inc (the "Fund"):"

     "On November 28, 1997, Salomon Inc ("Salomon"), the ultimate parent company of Salomon Brothers Asset Management Inc ("SBAM") and Salomon Brothers Inc ("Salomon Brothers"), the Fund's distributor, merged with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc. ("Travelers"), to form a new company called Salomon Smith Barney Holdings Inc. (the "Transaction"). Upon consummation of the Transaction, Travelers became the ultimate parent of SBAM and Salomon Brothers, which continue to serve as the investment adviser and distributor, respectively, to the Fund. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an "assignment," as defined in the Investment Company Act of 1940, as amended, of:
(i) the Management Contract with SBAM; and (ii) the Distribution Agreement with Salomon Brothers, which, if so interpreted, would have resulted in the termination of such contract and agreement. Accordingly, the Board approved the new management contract and distribution agreement for the Fund identical in all material respects to the existing agreements, which became effective on November 28, 1997. The new management agreement will be presented to stockholders for approval at the Annual Meeting of Stockholders scheduled to held on January 14, 1998."


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